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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment [ ] Amendment Number: __________
     This Amendment (Check only one): [ ] is a restatement
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WS Capital Management, L.P.
Address: 300 Crescent Court, Suite 1111
         Dallas, Texas 75201

Form 13F File Number: 28-10349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Reid S. Walker                  Contact Person: Joseph I. Worsham, II
Title: Member of WS Capital, L.L.C.,
       general partner of
       WS Capital Management, L.P.
Phone: (214) 756-6056

Signature, Place and Date of Signing:


/s/ Reid S. Walker              Dallas, Texas                  February 17, 2009
-----------------------------   ----------------------------   -----------------
(Signature)                     (City, State)                  (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:             60
Form 13F Information Table Value Total: $      264,304
                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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FORM 13F Information Table

           Column 1:              Column 2:    Column 3:   Column 4:      Column 5:      Column 6  Column 7:       Column 8:
------------------------------ --------------- --------- ----------- ------------------ ---------- --------- ---------------------
                                                         Fair Market Shares or                                  Voting Authority
                                  Title of       CUSIP      Value    Principal SH/ Put/ Investment   Other   ---------------------
        Name of Issuer              Class        Number   (x $1,000)   Amount  PRN Call Discretion  Managers    Sole   Shared None
------------------------------ --------------- --------- ----------- --------- --- ---- ---------- --------- --------- ------ ----
ALLIANCE IMAGING INC               COM NEW     018606202       5,801   727,906 SH       SOLE           --      727,906      0    0
ALLIED CAP CORP NEW                  COM       01903Q108         467   173,700 SH       SOLE           --      173,700      0    0
ALTRA HOLDINGS INC                   COM       02208R106      10,004 1,264,677 SH       SOLE           --    1,264,677      0    0
AMEDISYS INC                         COM       023436108       4,142   100,200 SH       SOLE           --      100,200      0    0
AMERISOURCEBERGEN CORP               COM       03073E105       3,755   105,300 SH       SOLE           --      105,300      0    0
ARTHROCARE CORP                      COM       043136100       1,063   222,940 SH       SOLE           --      222,940      0    0
ASPENBIO PHARMA INC                  COM       045346103       3,274   530,695 SH       SOLE           --      530,695      0    0
BORLAND SOFTWARE CORP                COM       099849101       3,375 3,214,222 SH       SOLE           --    3,214,222      0    0
BRINKS CO                            COM       109696104      12,266   456,332 SH       SOLE           --      456,332      0    0
BRINKS HOME SEC HLDGS INC            COM       109699108      29,247 1,334,264 SH       SOLE           --    1,334,264      0    0
CALIPER LIFE SCIENCES INC      W EXP 08/10/201 130872112           3    77,284 SH       SOLE           --       77,284      0    0
CAVIUM NETWORKS INC                  COM       14965A101       1,963   186,729 SH       SOLE           --      186,729      0    0
CVS CAREMARK CORPORATION             COM       126650100       2,874   100,000 SH       SOLE           --      100,000      0    0
CHINA SEC & SURVE TECH INC           COM       16942J105          71    16,100 SH       SOLE           --       16,100      0    0
CONNS INC                            COM       208242107       1,643   193,800 SH       SOLE           --      193,800      0    0
CONTANGO OIL & GAS COMPANY         COM NEW     21075N204         945    16,784 SH       SOLE           --       16,784      0    0
CROWN HOLDINGS INC                   COM       228368106      17,787   926,400 SH       SOLE           --      926,400      0    0
CRUSADER ENERGY GROUP INC            COM       228834107       2,008 1,716,600 SH       SOLE           --    1,716,600      0    0
DSW INC                             CL A       23334L102       2,711   217,602 SH       SOLE           --      217,602      0    0
DEAN FOODS CO NEW                    COM       242370104      14,779   822,400 SH       SOLE           --      822,400      0    0
DR PEPPER SNAPPLE GROUP INC          COM       26138E109       2,779   171,000 SH       SOLE           --      171,000      0    0
EMCORE CORP                          COM       290846104         745   573,000 SH       SOLE           --      573,000      0    0
ENCORE WIRE CORP                     COM       292562105       3,874   204,300 SH       SOLE           --      204,300      0    0
FIRST ACCEPTANCE CORP                COM       318457108       3,291     1,135 SH       SOLE           --        1,135      0    0
FUEL TECH INC                        COM       359523107         780    73,659 SH       SOLE           --       73,659      0    0
GAMESTOP CORP NEW                   CL A       36467W109       4,666   215,400 SH       SOLE           --      215,400      0    0
GENTIVA HEALTH SERVICES INC          COM       37247A102      25,756   880,237 SH       SOLE           --      880,237      0    0
GTX INC DEL                          COM       40052B108       2,963   175,942 SH       SOLE           --      175,942      0    0
HFF INC                             CL A       40418F108       2,722 1,111,100 SH       SOLE           --    1,111,100      0    0
HAYNES INTERNATIONAL INC           COM NEW     420877201      14,347   582,744 SH       SOLE           --      582,744      0    0

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
HEALTH MGMT ASSOC INC NEW           CL A       421933102       1,083   605,100 SH       SOLE           --      605,100      0    0
HECKMANN CORP                        COM       422680108       1,158   205,000 SH       SOLE           --      205,000      0    0
HELIX ENERGY SOLUTIONS GRP INC       COM       42330P107       1,498   206,900 SH       SOLE           --      206,900      0    0
HOLLY CORP                      COM PAR $0.01  435758305       5,045   276,748 SH       SOLE           --      276,748      0    0
ICO GLOBAL COMM HLDGS LTD DE        CL A       44930K108         471   416,900 SH       SOLE           --      416,900      0    0
ISHARES TR                      RUSSELL 2000   464287655       7,363   149,543 SH       SOLE           --      149,543      0    0
LAS VEGAS SANDS CORP                 COM       517834107       1,028   173,300 SH       SOLE           --      173,300      0    0
LIBERTY ACQUISITION HLDGS CO   UNIT 99/99/9999 53015Y206      10,736 1,276,600 SH       SOLE           --    1,276,600      0    0
LIFE PARTNERS HOLDINGS INC           COM       53215T106       1,628    37,300 SH       SOLE           --       37,300      0    0
LIVE NATION INC                      COM       538034109       1,100   191,700 SH       SOLE           --      191,700      0    0
MACERICH CO                          COM       554382101       5,226   287,791 SH       SOLE           --      287,791      0    0
MGM MIRAGE                           COM       552953101         535    38,900 SH       SOLE           --       38,900      0    0
ORTHOFIX INTL N V                    COM       N6748L102       3,296   215,000 SH       SOLE           --      215,000      0    0
PETROHAWK ENERGY CORP                COM       716495106       1,661   106,300 SH       SOLE           --      106,300      0    0
PHH CORP                           COM NEW     693320202       1,953   153,400 SH       SOLE           --      153,400      0    0
PARALLEL PETE CORP DEL               COM       699157103       5,848 2,909,676 SH       SOLE           --    2,909,676      0    0
RACKSPACE HOSTING INC                COM       750086100         700   130,200 SH       SOLE           --      130,200      0    0
RASER TECHNOLOGIES INC               COM       754055101          72    19,400 SH       SOLE           --       19,400      0    0
RESEARCH IN MOTION LTD               COM       760975102       2,232    55,000 SH       SOLE           --       55,000      0    0
RUBICON TECHNOLOGY INC               COM       78112T107         460   107,954 SH       SOLE           --      107,954      0    0
SPDR TR                          UNIT SER 1    78462F103      10,035   111,200 SH       SOLE           --      111,200      0    0
SIGMA DESIGNS INC                    COM       826565103         660    69,500 SH       SOLE           --       69,500      0    0
STEC INC                             COM       784774101       1,024   240,300 SH       SOLE           --      240,300      0    0
TESORO CORP                          COM       881609101       3,248   260,300 SH       SOLE           --      260,300      0    0
TERADATA CORP DEL                    COM       88076W103       2,327   156,900 SH       SOLE           --      156,900      0    0
TITAN INTL INC ILL                   COM       88830M102       2,470   299,450 SH       SOLE           --      299,450      0    0
TRI VY CORP                          COM       895735108         213   118,100 SH       SOLE           --      118,100      0    0
TRINITY INDS INC                     COM       896522109       8,061   511,505 SH       SOLE           --      511,505      0    0
WESTERN REFNG INC                    COM       959319104       2,221   286,200 SH       SOLE           --      286,200      0    0
WHITE ELECTRONIC DESIGNS CORP        COM       963801105         851   232,500 SH       SOLE           --      232,500      0    0